Number of Stock Options Outstanding and Exercisable (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options	4,226,641	[1]
Options outstanding, Weighted average years to expiration	5 years 10 months 24 days	[1]
Options outstanding, Weighted average exercise price	63.69	[1]
Options outstanding, Aggregate intrinsic value	158	[1]
Options exercisable, Number of options	2,798,045	[1]
Options exercisable, Weighted average exercise price	56.44	[1]
Options outstanding, Aggregate intrinsic value	126	[1]
Range of exercise prices from $31.45- $58.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	31.45
Range of option exercise prices, maximum	58.00
Options outstanding, Number of options	1,465,395
Options outstanding, Weighted average years to expiration	3 years 9 months 18 days
Options outstanding, Weighted average exercise price	46.30
Options outstanding, Aggregate intrinsic value	80
Options exercisable, Number of options	1,465,395
Options exercisable, Weighted average exercise price	46.30
Options outstanding, Aggregate intrinsic value	80
Range of exercise prices from $58.01- $71.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	58.01
Range of option exercise prices, maximum	71.69
Options outstanding, Number of options	1,306,400
Options outstanding, Weighted average years to expiration	5 years
Options outstanding, Weighted average exercise price	66.78
Options outstanding, Aggregate intrinsic value	45
Options exercisable, Number of options	1,306,400
Options exercisable, Weighted average exercise price	66.78
Options outstanding, Aggregate intrinsic value	45
Range of exercise prices from $71.70- $97.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	71.70
Range of option exercise prices, maximum	97.70
Options outstanding, Number of options	1,454,846
Options outstanding, Weighted average years to expiration	9 years
Options outstanding, Weighted average exercise price	78.22
Options outstanding, Aggregate intrinsic value	33
Options exercisable, Number of options	26,250
Options exercisable, Weighted average exercise price	75.11
Options outstanding, Aggregate intrinsic value	1

[1]	As at December 31, 2012, the total number of in-the-money stock options outstanding was 4,226,641 with a weighted-average exercise price of $63.69. The weighted-average years to expiration of exercisable stock options is 4.4 years.